ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION

6. ACQUISITION

a. Acquisition of Motel 168

On October 1, 2011, to further strengthen the Group’s diverse growth plans and multi-brand strategy, the Group completed the transaction to acquire 100% equity interest in Motel 168, a well-established economy hotel chain in China. The Group obtained control over Motel 168 and has consolidated its financial statements since then. The total purchase price for the transaction was approximately RMB 2,869,045, which consists of RMB 2,201,731 in cash consideration and RMB 667,314 in shares consideration of Home Inns’ 8,149,616 ordinary shares. Fair value of the ordinary shares is measured at the quoted market price of US$12.885 as of September 30, 2011, the date closest to the acquisition date. Total acquisition costs were RMB 63,824, which were expensed as incurred in the year ended December 31, 2011.

Purchase Price Allocation

The total purchase price was allocated to Motel 168’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of (i) the total of cost of acquisition, over (ii) the fair value of the identifiable net assets of Motel 168 is recorded as goodwill. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Motel 168’s business.

Allocation of purchase price:

		Useful life
Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease (1)	399,193	remaining lease terms
Intangible assets-customer relationship (2)	6,990	4 years
Intangible assets-franchise agreement (3)	48,770	8 years
Intangible assets-brand (4)	684,300	Indefinite
Unfavorable lease liability (1)	(392,608)	remaining lease terms
Goodwill (5)	1,806,846
Net deferred tax liability, non-current	(243,713)

Total purchase price	2,869,045

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash and cash equivalents	299,195
Trade and other receivables (6)	92,925
Consumables	12,708

Total current assets	404,828

Investment in a jointly-controlled company	9,154
Property and equipment, net	873,986
Intangible assets, net	6,570
Deposits for long-term leases	7,645
Prepaid operating lease payments	9,175
Deferred tax assets, non-current	40,345

Total assets	1,351,703

Trade and other payables	(233,888)
Finance lease liabilities	(6,017)
Income tax payable	(32,310)
Deferred revenues	(35,878)
Provisions	(12,690)

Total current liabilities	(320,783)

Deferred revenues, non-current	(87,791)
Finance lease liabilities	(7,508)
Other non-current liabilities	(376,354)

Total liabilities	(792,436)

Fair value of net tangible assets acquired (a)	559,267

Fair value of intangible assets and related net deferred tax liabilities acquired (b)	502,932

Cumulative considerations (c)	2,869,045

Goodwill (c - b - a)	1,806,846

(1)	Fair value of the leases was determined based on the incremental cash flow method. The amortization period of the favorable leases is based on the remaining lease term.

(2)	Fair value of the customer relationship was determined based on multi-period excess-earnings method. The amortization period of 4 years was based on the estimated life of the corporate customers.

(3)	Fair value of the franchise agreement was determined based on multi-period excess-earnings method. The amortization period of 8 years was based on the estimated remaining franchise agreement term.

(4)	Brand represents the registered trademark, Motel 168, which was registered in PRC China with remaining legal life of 7 years and can be renewed continually with minimal costs every 10 years. The brand is an intangible asset that relates to the name recognition of a company and its services. Motel 168 is a well recognized brand in the economy hotel industry in PRC China. The useful life of the brand is indefinite. Fair value of the brand was determined based on the relief from royalty method.

(5)	Goodwill represents the expected synergies from combining operations of the Company and Motel 168, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

(6)	(i) The gross amount due under the receivables acquired is RMB 39,307, of which RMB 4,673 is expected to be uncollectable. (ii) Included in the other receivables, an aggregated amount of RMB 23,222 represented the advisory service fees incurred by its former shareholders, but paid by Motel 168 on behalf, in connection with the sales of Motel 168’s shares during the nine-month period ended September 30, 2011. After the completion of acquisition, Home Inns agreed with the former shareholders of Motel 168 to offset the acquisition consideration payable with the receivable balance due from the former shareholders of Motel 168 by RMB 23,222.

No significant contingencies were identified which should be valued.

Motel 168 contributed net revenues of RMB 346,365 and incurred net loss of RMB 17,516 from October 1, 2011 through December 31, 2011.

b. Unaudited Pro forma Financial Information

The following unaudited combined pro forma information presents information of the Group as if the acquisition above occurred on January 1, 2010.

(in RMB)	2010	2011
	(unaudited)	(unaudited)

Net revenues	4,599,322	4,753,563

Income from operations	635,700	290,302

Net income	306,948	255,998

Basic	3.45	2.84
Diluted	3.29	0.23

The unaudited pro forma financial information includes RMB 4,203 and RMB 4,203 in 2010 and 2011, respectively for the net amortization of identifiable intangible assets and unfavorable leases. The unaudited pro forma statements of operations for the year ended December 31, 2011 excluded the transaction costs of RMB 63,824 and the unaudited pro forma statements of operations for the year ended December 31, 2010 included the transaction costs of RMB 63,824. These costs were directly related to this transaction and were non-recurring. The pro forma diluted gain per share of 2011 was RMB 0.23, primarily due to fair value impact of convertible notes (Note 16). The information presented above is for illustrative purposes only and does not purport to be indicative of results that would have been achieved if the acquisition had occurred as of January 1, 2010.